SCHEDULE OF INVESTMENTS

Delaware Ivy Natural Resources Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Materials – 3.0%
BHP Group plc	256	$7,531

Total Australia - 3.0%		$7,531
Brazil
Energy – 2.1%
Petroleo Brasileiro S.A. - Petrobras ADR	436	5,330

Total Brazil - 2.1%		$5,330
Canada
Energy – 3.2%
Cameco Corp.	74	1,413
Canadian Natural Resources Ltd.	175	6,367
		7,780

Industrials – 2.7%
Canadian Pacific Railway Ltd.	86	6,636

Materials – 5.0%
Agnico-Eagle Mines Ltd.	31	1,891
Barrick Gold Corp.	108	2,235
Franco-Nevada Corp.	33	4,799
Pan American Silver Corp.	33	943
Wheaton Precious Metals Corp.	54	2,396
		12,264

Total Canada - 10.9%		$26,680
Chile
Materials – 0.7%
Sociedad Quimica y Minera de Chile S.A. ADR	40	1,873

Total Chile - 0.7%		$1,873
France
Energy – 2.7%
TotalEnergies SE ADR	147	6,653

Materials – 1.0%
L Air Liquide S.A.	15	2,625

Total France - 3.7%		$9,278
Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(A)(B)	30,000	—*

Total Hong Kong - 0.0%		$—*
India
Energy – 2.4%
Reliance Industries Ltd.	212	5,878

Total India - 2.4%		$5,878
Peru
Materials – 2.0%
Southern Copper Corp.	75	4,820

Total Peru - 2.0%		$4,820
Portugal
Energy – 1.2%
Galp Energia SGPS S.A., Class B	284	3,084

Total Portugal - 1.2%		$3,084

South Africa
Materials – 1.8%
Mondi plc	169	4,446

Total South Africa - 1.8%		$4,446
United Kingdom
Materials – 7.8%
Anglo American plc	122	4,832
Croda International plc	36	3,708
Linde plc	10	2,950
Rio Tinto plc	94	7,764
		19,254

Total United Kingdom - 7.8%		$19,254
United States
Consumer Staples – 3.8%
Bunge Ltd.	60	4,670
Darling International, Inc.(A)	17	1,163
Tyson Foods, Inc.	50	3,712
		9,545

Energy – 31.5%
Cabot Oil & Gas Corp.	128	2,230
Chevron Corp.	61	6,368
ConocoPhillips	128	7,820
Diamondback Energy, Inc.	81	7,564
Enterprise Products Partners L.P.	230	5,549
EOG Resources, Inc.	111	9,263
Magellan Midstream Partners L.P.	53	2,579
Marathon Petroleum Corp.	105	6,349
Phillips 66	120	10,324
Pioneer Natural Resources Co.	42	6,763
Schlumberger Ltd.	193	6,189
Valero Energy Corp.	91	7,136
		78,134

Industrials – 6.3%
Tetra Tech, Inc.	23	2,767
Union Pacific Corp.	30	6,651
Waste Management, Inc.	18	2,514
Xylem, Inc.	31	3,730
		15,662

Information Technology – 1.5%
Enphase Energy, Inc.(A)	20	3,626

Materials – 19.5%
Air Products and Chemicals, Inc.	14	3,888
Albemarle Corp.	19	3,190
AptarGroup, Inc.	20	2,859
Avery Dennison Corp.	19	3,904
Ball Corp.	27	2,192
Danimer Scientific, Inc. Class A(A)(C)	17	429
Ecolab, Inc.	14	2,902
FMC Corp.	43	4,634
Huntsman Corp.	134	3,557
Martin Marietta Materials, Inc.	9	3,178
Newmont Corp.	31	1,965
Packaging Corp. of America	26	3,525
PPG Industries, Inc.	19	3,152
Scotts Miracle-Gro Co. (The)	8	1,453
Sherwin-Williams Co. (The)	16	4,486
Steel Dynamics, Inc.	51	3,066
		48,380

Utilities – 0.5%
American Water Works Co., Inc.	8	1,259

Total United States - 63.1%		$156,606

TOTAL COMMON STOCKS – 98.7%		$244,780
(Cost: $223,308)

SHORT-TERM SECURITIES
Money Market Funds(D) – 1.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	$3,841	3,841
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(E)	428	428
		4,269

TOTAL SHORT-TERM SECURITIES – 1.7%		$4,269
(Cost: $4,269)

TOTAL INVESTMENT SECURITIES – 100.4%		$249,049
(Cost: $227,577)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(909)

NET ASSETS – 100.0%		$248,140

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	All or a portion of securities with an aggregate value of $418 are on loan.
(D)	Rate shown is the annualized 7-day yield at June 30, 2021.
(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$244,780	$—	$—	*
Short-Term Securities	4,269	—	—
Total	$249,049	$—	$—	*

During the period ended June 30, 2021, there were no transfers in or out of Level 3.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$227,577

Gross unrealized appreciation	67,455
Gross unrealized depreciation	(45,983)

Net unrealized appreciation	$21,472